Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Cash Flow

Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2025	2024
Operating cash flows from operating leases	$1,036	$941

Supplemental balance sheet information related to leases was as follows:

	December 31,
	2025	2024
Operating Leases
Operating lease right-of-use assets	$2,426	$2,991

Current lease liabilities	$814	$806
Non-current lease liabilities	2,032	2,275
Total lease liabilities	$2,846	$3,081

Weighted Average Remaining Lease Term
Operating leases	3.34 years	4.25 years

Weighted Average Discount Rate
Operating leases	7.78%	7.77%

Schedule of Future Lease Payments

As of December 31, 2025, the maturities of lease liabilities were as follows:

Operating leases
Year ending December 31,
2026	$991
2027	945
2028	881
2029	372
Thereafter	-
Total undiscounted lease payments	3,189
Less – imputed interests	(343)
Present value of lease liabilities	$2,846